Inventories (Details) - Schedule of Inventories - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Inventories Abstract
E-watches	$ 11,058	$ 246,778
Total inventories, net	$ 11,058	$ 246,778